Document and Entity Information	3 Months Ended
Mar. 31, 2014
Document And Entity Information [Abstract]
Entity Registrant Name	CAMP NINE, INC.
Entity Central Index Key	0001553643
Amendment Flag	false
Document Type	8-K
Document Period End Date	Mar. 31, 2014
Entity Filer Category	Smaller Reporting Company